Gratuity and other post-employment benefit plans - Summary of Principal Assumptions Used in Defined Benefit Plan (Detail) - Defined Benefit Gratuity Plan [Member]	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of Detailed Information About Principal Assumptions Used in Defined Benefit Plan [Line Items]
Discount rate	6.80%	6.85%	6.85%
Salary escalation	10.00%	10.00%	10.00%